                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000


Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    T/F Partners
Address: 535 Madison Avenue
         37th Floor
         New York, NY 10022

Form 13F File Number: 28-05555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher J. Welch
Title:   Controller
Phone:   (212) 759-0340

Signature, Place, and Date of Signing:

    /s/ Christopher J. Welch   New York, NY     August 9, 2000
    ________________________  _______________  _______________
              [Signature]       [City, State]   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     83

Form 13F Information Table Value Total:     $269,995
                                              [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

                   Form 13F INFORMATION TABLE



                        Title                                             Investment Discretion             Voting Authority
                        of                                               ---------------------            -------------------
Security                Class       CUSIP     Market Value    Quantity     Sole   Share   Other  Managers    Sole    Share  None
--------                -----       -----     ------------    --------     ----   -----   -----  --------    ----    -----  ----

24/7 MEDIA INC          COMMON        901314104     2815       180176     SH              SOLE             180176    0      0
ACT NETWORKS INC        COMMON        000975102      642        41948     SH              SOLE              41948    0      0
ADC TELECOMMUNICATIONS  COMMON        886101       17565       209416     SH              SOLE             209416    0      0
AMFM INC                COMMON        1693100       7792       112929     SH              SOLE             112929    0      0
APPNET SYSTEMS INC      COMMON        03831Q101     1938        53828     SH              SOLE              53828    0      0
AT&T WIRELESS GROUP     COMMON        1957406        200         7186     SH              SOLE               7186    0      0
BESTFOODS INC           COMMON        08658U101    11527       166452     SH              SOLE             166452    0      0
BLAZE SOFTWARE          COMMON        09347T109     1040        74321     SH              SOLE              74321    0      0
BURR BROWN CORP         COMMON        122574106     5931        68418     SH              SOLE              68418    0      0
C-CUBE MICROSYSTEMS
  INC                   COMMON        12501N108      773        39372     SH              SOLE              39372    0      0
CENTIGRAM COMM CORP     COMMON        152317103     4942       193342     SH              SOLE             193342    0      0
CENTRAL NEWSPAPERS INC  COMMON        154647101      730        11544     SH              SOLE              11544    0      0
CFM TECHNOLOGIES INC    COMMON        12525K106      310        20011     SH              SOLE              20011    0      0
CHERRY CORP             COMMON        164541401      688        26163     SH              SOLE              26163    0      0
CLARENT CORP            COMMON        180461105      232         3246     SH              SOLE               3246    0      0
COINMACH LAUNDRY CORP   COMMON        19259L101      870        61322     SH              SOLE              61322    0      0
COLUMBIA ENERGY GROUP   COMMON        197648108     7104       108255     SH              SOLE             108255    0      0
COMMERCE ONE INC        COMMON        200693109      308         6779     SH              SOLE               6779    0      0
COMPTEK RESH INC        COMMON        204682108     1583        89164     SH              SOLE              89164    0      0
CONAGRA INC             COMMON        205887102      206        10789     SH              SOLE              10789    0      0
CORECOMM LIMITED        COMMON        G2422R109      880        45133     SH              SOLE              45133    0      0
CYBERGOLD INC           COMMON        23246N105     1332       146393     SH              SOLE             146393    0      0
EGAIN COMMUNICATIONS
  CORP                  COMMON        28225C103      552        45562     SH              SOLE              45562    0      0
ELAN PLC RIGHTS         RIGHTS        G29539148       22        44731     SH              SOLE              44731    0      0
GENERAL MTRS CORP       COMMON        370442105      890        15326     SH              SOLE              15326    0      0
GTE CORP                COMMON        362320103      385         6221     SH              SOLE               6221    0      0
HANNAFORD BROS CO       COMMON        410550107     7985       111102     SH              SOLE             111102    0      0
HEALTHEON / WEBMD
  CORPORATION           COMMON        422209106      163        11020     SH              SOLE              11020    0      0
INTERNATIONAL HOME
  FOODS INC             COMMON        459655106     1611        76956     SH              SOLE              76956    0      0
INTL PAPER CO           COMMON        460146103      278         9314     SH              SOLE               9314    0      0
JUPITER COMMS           COMMON        482050101      492        21397     SH              SOLE              21397    0      0
LHS GROUP INC           COMMON        501938104     3994       109040     SH              SOLE             109040    0      0
LILLY INDS INC CL A     COMMON        532491107      241         8005     SH              SOLE               8005    0      0
LYCOS INC               COMMON        550818108     2346        43445     SH              SOLE              43445    0      0
MALLINCKRODT INC        COMMON        561232109     2340        53870     SH              SOLE              53870    0      0


                                4




MAPQUEST.COM INC        COMMON        565644101      965        58274     SH              SOLE              58274    0      0
MCWHORTER TECHNOLOGIES
  INC                   COMMON        582803102      931        47892     SH              SOLE              47892    0      0
MEDIA METRIX INC        COMMON        58440X103      488        19200     SH              SOLE              19200    0      0
MEDIAONE GROUP INC      COMMON        58440J104    26912       404778     SH              SOLE             404778    0      0
MEDICAL MANAGER
  COPORATION            COMMON        58461U103      731        21464     SH              SOLE              21464    0      0
MYPOINTS.COM INC        COMMON        62855T102     1110        58540     SH              SOLE              58540    0      0
NABISCO GROUP HOLDINGS  COMMON        62952P102     1796        69260     SH              SOLE              69260    0      0
NABISCO HLDG CORP CL A  COMMON        629526104     4323        82345     SH              SOLE              82345    0      0
NEXTLINK COMM           COMMON        65333H707     4743       125012     SH              SOLE             125012    0      0
NORTHROP CORP           COMMON        666807102      587         8856     SH              SOLE               8856    0      0
ONEMAIN.COM INC         COMMON        68267P109     1552       137925     SH              SOLE             137925    0      0
PRIMARK CORP            COMMON        741903108     1068        28681     SH              SOLE              28681    0      0
PROFESSIONALS INS
  CO MGMT GROUP         COMMON        742954100     1185        48484     SH              SOLE              48484    0      0
PSS WORLD MED INC       COMMON        69366A100      129        19239     SH              SOLE              19239    0      0
QLOGIC CORP             COMMON        747277101      877        13274     SH              SOLE              13274    0      0
QUEST EDUCATION CORP    COMMON        74835F102      834        46175     SH              SOLE              46175    0      0
QWEST COMMUN INTL       COMMON        749121109     5069       106296     SH              SOLE             106296    0      0
RELIASTAR FINL CORP     COMMON        75952U103     9403       179313     SH              SOLE             179313    0      0
SANMINA CORP            COMMON        800907107      713         8334     SH              SOLE               8334    0      0
SAVOIR TECHNOLOGY
  GROUP INC CO          COMMON        80533W107     2741       397186     SH              SOLE             397186    0      0
SCHEIN PHARMACEUTICAL
  INC                   COMMON        806416103     1015        46940     SH              SOLE              46940    0      0
SEAGATE TECHNOLOGY      COMMON        811804103    12016       218466     SH              SOLE             218466    0      0
SEAGRAM COMPANY LTD     COMMON        811850106     9225       155197     SH              SOLE             155197    0      0
SFX ENTERTAINMENT       COMMON        784178105     6054       133605     SH              SOLE             133605    0      0
SHARED MEDICAL SYS      COMMON        819486101     8800       120656     SH              SOLE             120656    0      0
SNYDER COMMUNICATION
  INC                   COMMON        832914105    10768       444046     SH              SOLE             444046    0      0
SPIROS DEVELOPMENT
  CORP                  COMMON        848936100      808        54286     SH              SOLE              54286    0      0
SPYGLASS INC            COMMON        852192103     3435       109716     SH              SOLE             109716    0      0
STAR TELECOMMUNICATIONS COMMON        854923109      163        64431     SH              SOLE              64431    0      0
SUMMIT TECHNOLOGY INC   COMMON        8.66E+105     1258        66640     SH              SOLE              66640    0      0
TELECOMUNICACOES
  DE S.P.               ADRS STOCKS   87929A102    11399       411505     SH              SOLE             411505    0      0
TELECORP PCS A          COMMON        879299105      463        11494     SH              SOLE              11494    0      0
TELEFONICA D
   ARGENTINA S A        ADRS STOCKS   879378206     3008        84521     SH              SOLE              84521    0      0
TELEFONICA DEL
  PERU S A SPONS        ADRS STOCKS   879384105     2033       131444     SH              SOLE             131444    0      0
TELEFONICA SA
  SPONS ADR             ADRS STOCKS   879382208     4135        64543     SH              SOLE              64543    0      0
TELESUDESTE CELULAR
  PART                  ADRS STOCKS   879252104     2389        51280     SH              SOLE              51280    0      0
TIME WARNER INC         COMMON        887315109      977        12856     SH              SOLE              12856    0      0
TRITEL INC CLASS A      COMMON        89675X104      242         8143     SH              SOLE               8143    0      0
TYCO INTERNATIONAL LTD  COMMON        902124106      207         4362     SH              SOLE               4362    0      0


                                5




UNION CARBIDE CORP      COMMON        905581104     1119        22615     SH              SOLE              22615    0      0
UNION PACIFIC
  RESOURCES GROUP       COMMON        907834105     1229        55877     SH              SOLE              55877    0      0
US WEST INC             COMMON        91273H101    12549       146340     SH              SOLE             146340    0      0
VERIO INC               COMMON        923433106     2046        36875     SH              SOLE              36875    0      0
VOYAGER.NET INC         COMMON        92906W101     1318       150641     SH              SOLE             150641    0      0
WESLEY JESSEN
  VISIONCARE INC        COMMON        951018100      249         6625     SH              SOLE               6625    0      0
WORLD ACCESS INC        COMMON        98141A101      325        29422     SH              SOLE              29422    0      0
WPP GROUP PLC
  SPONS ADR NEW         ADRS STOCKS   929309300     9599       132176     SH              SOLE             132176    0      0
YOUNG & RUBICAM INC     COMMON        987425105     6302       110197     SH              SOLE             110197    0      0
Records                 83      Total Mkt Value   269995







































                                6
79575013.AF1